Consolidated Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Position
Allowance for receivables (in dollars)	$ 20,362	$ 16,709
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1,000	1,000